UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23102

Nuveen Municipal 2021 Target Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal 2021 Target Term Fund (NHA)
	February 29, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 90.0%

	MUNICIPAL BONDS – 90.0%

	Alaska – 2.8%
$ 2,000	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series	No Opt. Call	A2	$ 2,253,700
	2003B, 5.000%, 1/01/21

	Arizona – 2.0%
1,500	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities	No Opt. Call	B+	1,561,305
	Foundation, Inc. Project, Series 2014, 5.000%, 2/01/18
	California – 10.3%
1,040	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden	6/17 at 100.00	BBB+	1,041,768
	Gate Tobacco Funding Corporation, Turbo, Series 2007A, 4.500%, 6/01/21
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public
	Schools, Refunding Series 2016, 144A:
550	5.000%, 8/01/20	No Opt. Call	BBB	627,099
500	5.000%, 8/01/21	No Opt. Call	BBB	581,840
1,625	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home	11/16 at 100.00	N/R	1,636,148
	for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20
305	Fresno, California, Airport Revenue Bonds, Refunding Series 2013B, 5.000%, 7/01/21 –	No Opt. Call	AA	354,380
	BAM Insured
1,000	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	CC	1,003,910
	Bonds, Series 2007, 4.625%, 6/01/21
1,005	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding	No Opt. Call	N/R	1,178,594
	Series 2015, 5.000%, 9/01/21
1,340	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande	No Opt. Call	N/R	1,359,283
	Community Facilities District 1, Refunding Series 2014, 4.000%, 9/01/21
420	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project,	No Opt. Call	BBB+	420,651
	Refunding Series 2015, 2.000%, 9/01/21
7,785	Total California			8,203,673
	Florida – 8.1%
2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/16 at 100.00	B2	2,014,060
	11/01/20 (Alternative Minimum Tax)
1,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue	5/16 at 100.00	N/R	1,001,730
	Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20, 144A
1,000	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	1,005,860
	Refunding Series 2015, 3.750%, 5/01/20
1,000	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue	No Opt. Call	N/R	1,003,580
	Bonds, Refunding Series 2015, 3.500%, 5/01/20
1,000	Reunion East Community Development District, Osceola County, Florida, Special Assessment	No Opt. Call	N/R	1,013,140
	Bonds, Refunding Series 2015A, 4.000%, 5/01/20
	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds,
	Series 2015A-1:
65	3.300%, 5/01/16	No Opt. Call	N/R	64,997
65	3.750%, 5/01/17	No Opt. Call	N/R	65,005
70	4.000%, 5/01/18	No Opt. Call	N/R	70,012
75	4.100%, 5/01/19	No Opt. Call	N/R	75,023
75	4.300%, 5/01/20	No Opt. Call	N/R	75,035
80	4.600%, 5/01/21	No Opt. Call	N/R	80,048
6,430	Total Florida			6,468,490
	Guam – 2.9%
1,080	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High	No Opt. Call	B+	1,168,960
	School Project, Series 2010A, 6.000%, 12/01/20
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	No Opt. Call	A–	1,166,610
	Series 2016, 5.000%, 7/01/21
2,080	Total Guam			2,335,570
	Hawaii – 1.9%
1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	No Opt. Call	N/R	1,528,905
	University, Series 2015, 5.000%, 7/01/20
	Illinois – 8.6%
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding	No Opt. Call	A+	1,033,390
	Series 2007B, 5.000%, 12/01/19 – AMBAC Insured
1,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	1,088,340
	Revenues, Series 1999A, 5.250%, 12/01/20 – NPFG Insured
800	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/21	No Opt. Call	BBB+	834,840
10	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/21	No Opt. Call	BBB+	10,815
365	Chicago, Illinois, Water Revenue Bonds, Project, Second Lien Series 2014, 3.000%, 11/01/19	No Opt. Call	AA	377,238
630	Cook County School District 87, Berkeley, Illinois, General Obligation Bonds, Refunding School	No Opt. Call	A1	645,876
	Series 2012A, 3.000%, 12/01/20
300	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/20 –	No Opt. Call	A	266,166
	AMBAC Insured
2,000	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	A–	2,233,260
340	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	No Opt. Call	BBB+	384,027
	Refunding Series 2012B, 5.000%, 12/15/20
6,445	Total Illinois			6,873,952
	Indiana – 3.2%
1,250	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power and	No Opt. Call	A2	1,381,125
	Light Company Project, Refunding Series 2011A, 3.875%, 8/01/21
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	B+	652,830
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
120	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services	No Opt. Call	BBB–	126,392
	Project, Refunding Series 2010, 5.000%, 3/01/18
400	Indianapolis, Indiana, Special Facility Revenue Bonds, Federal Express Corporation, Series	No Opt. Call	Baa1	414,992
	2004, 5.100%, 1/15/17 (Alternative Minimum Tax)
2,770	Total Indiana			2,575,339
	Iowa – 2.5%
1,900	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	1,980,009
	Project, Series 2013, 5.000%, 12/01/19
	Massachusetts – 2.9%
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc.,
	Series 2001A:
1,000	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	7/16 at 100.00	N/R	1,002,620
1,295	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	7/16 at 100.00	N/R	1,298,393
2,295	Total Massachusetts			2,301,013
	Michigan – 4.6%
75	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	No Opt. Call	BB	55,743
	Area 1 Projects, Series 1996C-1, 0.000%, 7/01/21
	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax
	General Obligation Bonds, Series 2014G-2A:
1,000	5.000%, 4/01/19	7/16 at 100.00	AA–	1,000,780
1,050	5.000%, 4/01/20	7/16 at 100.00	AA–	1,050,189
1,500	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series	7/18 at 100.00	N/R	1,534,065
	2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)
3,625	Total Michigan			3,640,777
	Missouri – 1.4%
1,100	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue	No Opt. Call	N/R	1,117,512
	Bonds, Nazareth Living Center, Series 2015A, 4.000%, 8/15/20
	New Hampshire – 1.5%
1,180	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste	No Opt. Call	BB–	1,195,729
	Systems, Inc. Project, Series 2013, 4.000%, 4/01/29 (Mandatory put 10/01/19) (Alternative
	Minimum Tax), 144A
	New Jersey – 7.1%
2,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012,	No Opt. Call	BBB+	2,228,660
	5.000%, 6/15/21
2,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/21 at 100.00	A–	2,203,460
	Bonds, Refunding Series 2011GG, 5.000%, 9/01/21
500	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A–	552,775
	Bonds, Refunding Series 2012II, 5.000%, 3/01/21
540	New Jersey State, General Obligation Bonds, Refunding Series 2009O, 5.250%, 8/01/21	No Opt. Call	A	638,782
5,040	Total New Jersey			5,623,677
	New Mexico – 1.4%
1,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	No Opt. Call	BBB+	1,109,390
	New Mexico San Juan Project, Series 2010A, 5.200%, 6/01/40 (Mandatory put 6/01/20)
	New York – 2.6%
100	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series	No Opt. Call	BB+	108,730
	2013A, 5.000%, 5/01/19
100	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph’s College, Series	No Opt. Call	Ba1	108,397
	2010, 4.125%, 7/01/20
200	Franklin County, New York, Solid Waste Disposal Revenue Bonds, Waste Management of Wisconsin,	No Opt. Call	BBB+	220,020
	Inc. Project, Series 2015A, 5.000%, 6/01/21 (Alternative Minimum Tax)
1,000	New York City, New York, General Obligation Bonds, Fiscal 2016 Series C, 5.000%, 8/01/20	No Opt. Call	AA	1,169,630
	(WI/DD, Settling 3/10/16)
185	Niagara Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	No Opt. Call	BBB+	215,373
	Bonds, Series 2014, 5.000%, 5/15/21
250	Oyster Bay, New York, General Obligation Bonds, Public Improvement Refunding Series 2010,	No Opt. Call	BBB	254,185
	3.000%, 8/15/21
1,835	Total New York			2,076,335
	North Dakota – 0.6%
500	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006,	7/16 at 100.00	BBB–	507,185
	5.125%, 7/01/19
	Ohio – 3.5%
1,400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds,	No Opt. Call	BBB–	1,451,086
	FirstEnergy Nuclear Generation Corp. Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put
	5/01/20) (Alternative Minimum Tax)
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, FirstEnergy Generation Corp.	No Opt. Call	BBB–	1,121,580
	Project, Series 2009A, 5.700%, 8/01/20
205	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, L.L.C. –	No Opt. Call	BBB–	228,981
	The University of Toledo Project, Series 2014A, 5.000%, 7/01/21
2,605	Total Ohio			2,801,647
	Pennsylvania – 12.1%
1,000	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	B+	975,550
	Steel Corporation, Series 2005, 5.500%, 11/01/16
110	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	112,515
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35
	(Mandatory put 6/01/20)
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	No Opt. Call	B+	1,923,960
	Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory put 9/01/20)
1,000	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US	No Opt. Call	B+	1,147,470
	Airways Group Inc. Project, Series 2010A, 7.500%, 5/01/20
1,250	Pennsylvania State, General Obligation Bonds, First Refunding Series 2011-1, 5.000%, 7/01/21	No Opt. Call	AA–	1,476,700
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016,	No Opt. Call	A3	2,350,216
	5.000%, 6/01/21
1,500	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Baa3	1,645,395
	Series 2012A, 5.000%, 1/01/20 (Alternative Minimum Tax)
8,860	Total Pennsylvania			9,631,806
	South Carolina – 0.4%
230	South Carolina State, General Obligation State Institution Bonds, University of South	No Opt. Call	Aaa	275,437
	Carolina, Refunding Series 2011A, 5.000%, 3/01/21
	Tennessee – 1.8%
300	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	No Opt. Call	BBB	344,733
	Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A,
	5.000%, 10/01/20 (WI/DD, Settling 3/10/16)
730	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A, 4.125%,	No Opt. Call	AA+	789,094
	1/01/21 (Alternative Minimum Tax)
250	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	291,748
1,280	Total Tennessee			1,425,575
	Texas – 4.0%
215	Dallas County Schools, Texas, Public Property Finance Contractual Obligations, Series 2014,	No Opt. Call	Baa1	243,234
	5.000%, 6/01/21
1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal	No Opt. Call	BB–	1,362,788
	Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)
1,000	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District	3/16 at 103.00	N/R	1,031,780
	Phases 2 -5 Major Improvement Project, 6.650%, 9/01/21
500	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds,	No Opt. Call	BBB–	565,880
	Christian Care Centers Inc., Refunding Series 2016, 5.000%, 2/15/21 (WI/DD, Settling 3/03/16)
2,965	Total Texas			3,203,682
	Utah – 2.1%
1,500	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series	12/18 at 100.00	N/R	1,587,300
	2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)
50	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	No Opt. Call	BB–	52,201
	School, Series 2010A, 5.750%, 7/15/20
1,550	Total Utah			1,639,501
	Washington – 1.7%
1,350	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities	7/16 at 100.00	N/R	1,351,634
	Project, TEMPS 80 Series 2014B-1, 5.875%, 1/01/21, 144A
	Wisconsin – 0.0%
10	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	10,923
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
$ 67,835	Total Long-Term Investments (cost $71,836,756)			71,692,766
	Other Assets Less Liabilities – 10.0%			7,991,538
	Net Assets – 100%			$ 79,684,304

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$71,692,766	$—	$71,692,766

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of February 29, 2016, the cost of investments was $71,829,407.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 29, 2016, were as follows:

Gross unrealized:
Appreciation	$ 84,319
Depreciation	(220,960)
Net unrealized appreciation (depreciation) of investments	$(136,641)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal 2021 Target Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         April 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         April 29, 2016